Expense Example, No Redemption - FidelityCanadaFund-AMCIZPRO - FidelityCanadaFund-AMCIZPRO - Fidelity Canada Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Canada Fund - Class A
Expense Example, No Redemption:
1 Year	$ 690
3 Years	934
5 Years	1,197
10 Years	1,946
Fidelity Advisor Canada Fund - Class C
Expense Example, No Redemption:
1 Year	202
3 Years	624
5 Years	1,073
10 Years	2,113
Fidelity Advisor Canada Fund - Class M
Expense Example, No Redemption:
1 Year	495
3 Years	802
5 Years	1,130
10 Years	2,057
Fidelity Advisor Canada Fund - Class I
Expense Example, No Redemption:
1 Year	88
3 Years	274
5 Years	477
10 Years	1,061
Fidelity Advisor Canada Fund - Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	240
5 Years	417
10 Years	$ 930